SHARE-BASED COMPENSATION - Restricted Stock and Restricted Stock Units Terms (Details)	12 Months Ended
Dec. 28, 2012
Term Condition 1 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 2 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Term Condition 1 Part 1 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share Based Award, Term	second grant date
Term Condition 1 Part 2 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 2 Part 1 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Term Condition 2 Part 2 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 3 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 4 Part 1 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 4 Part 2 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Term Condition 5 Part 1 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Term	fourth grant date
Average Closing Price Term, Consecutive Period	20,000
Term Condition 5 Part 2 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Term	fifth grant date
Term Condition 5 Part 3 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Term	not later than seventh grant date